Other Comprehensive Loss (Notes)	12 Months Ended
Sep. 30, 2018
Disclosure Text Block [Abstract]
Other Comprehensive Loss
Other Comprehensive Loss
The components of accumulated other comprehensive (loss) were:

	September 30, 2018	September 30, 2017
Foreign currency translation loss	$(4,110)	$(616)
Pension benefit plans, net of tax benefit of $700 and $0	(4,907)	(5,373)
Total accumulated other comprehensive (loss)	$(9,017)	$(5,989)

The gains (losses) in accumulated other comprehensive (loss) by component, net of tax, for the years ended September 30, 2018, 2017 and 2016 are as follows:

	Foreign currency translation	Pension plans
Balance at September 30, 2015	$(2,238)	$(2,275)
Other comprehensive income (loss) before reclassifications	1,493	(7,779)
Amounts reclassified from accumulated other comprehensive loss related to amortization of actuarial losses	—	128
Balance at September 30, 2016	(745)	(9,926)
Other comprehensive (loss) income before reclassifications	129	4,553
Balance at September 30, 2017	(616)	(5,373)
Other comprehensive loss before reclassifications	(3,494)	167
Amounts reclassified from accumulated other comprehensive loss related to amortization of actuarial losses	—	299
Balance at September 30, 2018	$(4,110)	$(4,907)

Amounts reclassified out of other comprehensive loss related to the amortization of actuarial losses are included in pension expense.